PREPAID EXPENSES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
PREPAID EXPENSES
Advertising and publicity	R$ 336,295	R$ 258,212
Insurance	36,941	39,558
Rental	29,713	19,276
Software and networks maintenance	12,375	12,283
Taxes, financial charges, personal and other	54,231	50,193
Total	469,555	379,522
Current	446,439	343,092
Noncurrent	R$ 23,116	R$ 36,430